Stockholders' Equity (Details Narrative)				1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2017 $ / shares shares	Jun. 13, 2016 shares	Jan. 20, 2016 $ / shares shares	Feb. 13, 2017 Number $ / shares shares	Dec. 22, 2016 $ / shares shares	Feb. 26, 2016 USD ($) $ / shares shares	Mar. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 27, 2016 USD ($) $ / shares	Jan. 31, 2016 $ / shares	Jul. 16, 2015 $ / shares
Preferred stock, authorized | shares	40,000,000						40,000,000	40,000,000	40,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001						$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares outstanding | shares	0						0	0	0
Common stock, outstanding | shares	126,944,190						126,944,190	126,156,189	72,472,412
Common stock, authorized | shares	300,000,000						300,000,000	300,000,000	300,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001						$ 0.0001	$ 0.0001	$ 0.0001
Number of common stock issued | shares								37,475,620	11,013,170
WEBA [Member]
Share price (in dollars per share) | $ / shares										$ 0.10
Common stock issuance to the WEBA Sellers | $										$ 562,500
Series AA Preferred Stock [Member]
Preferred stock, authorized | shares	3,000,000						3,000,000	3,000,000
Rights Offering [Member]
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001			$ 0.0001
Number of shares purchased | shares			50,200,947			37,475,620
Description of offering			Each shareholder received one subscription right for every one share of common stock owned at 5:00 p.m. EST on October 30, 2015, the record date.
Subscription price (in dollars per share) | $ / shares			$ 0.08
Each subscription right entitled a shareholder to purchase share price | $ / shares			0.7
Unsubscribed shares subscription price (in dollars per share) | $ / shares			$ 0.08
Gross proceeds from subscription | $						$ 2,998,050
Five Employees [Member]
Number of common stock issued | shares					7,000
Share price (in dollars per share) | $ / shares					$ 0.08
Six Directors [Member]
Share price (in dollars per share) | $ / shares												$ 0.36
FY2016 Director Compensation Plan [Member] | Seven Directors [Member]
Number of common stock issued | shares		6,281,250						3,031,556
FY2016 Director Compensation Plan [Member] | Six Directors [Member]
Number of common stock issued | shares	512,498
Equity Incentive Program [Member] | Five Employees [Member]
Number of common stock issued | shares								1,263,351
Share price (in dollars per share) | $ / shares								$ 0.08			$ 0.08
Equity Incentive Program [Member] | Two Employees [Member]
Number of employees | Number				2
Number of common stock issued | shares				160,000
Share price (in dollars per share) | $ / shares				$ 0.125
Equity Incentive Program [Member] | Employees [Member]
Number of common stock issued | shares							115,503
Share price (in dollars per share) | $ / shares	$ 0.12						$ 0.12
Director Compensation Plan [Member] | Six Directors [Member]
Share price (in dollars per share) | $ / shares	$ 0.12						$ 0.12	$ 0.075